Net (Loss)/Income per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net (Loss) Income per Share [Abstract]
Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the periods indicated:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	327,045,493	519,227,660	619,849,313	619,849,313
Weighted average number of contingently issuable shares	—	—	4,160,957	4,160,957
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Net (loss)/income per Class A and Class B ordinary share — basic	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	74,083	102,475	107,359	17,232
Accretion to convertible redeemable preferred share redemption value	(206,409)	(773,623)	—	—
Income allocation to participating preferred shares	(33,093)	(6,172)	—	—
Net (loss)/income attributable to ordinary shareholders	(165,419)	(677,320)	107,359	17,232
Denominator:
Denominator used in computing net (loss)/income per share — basic	327,045,493	519,227,660	624,010,270	624,010,270
Share-based awards	—	—	19,737,876	19,737,876
Denominator used in computing net (loss)/income per share — diluted	327,045,493	519,227,660	643,748,146	643,748,146
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.51)	(1.30)	0.17	0.03

Net (loss)/income per ADS (1 ADS representing 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	40,880,687	64,903,458	78,001,284	78,001,284
Denominator used in computing net (loss)/income per ADS — diluted	40,880,687	64,903,458	80,468,518	80,468,518
Net (loss)/income per ADS — basic	(4.05)	(10.44)	1.38	0.22
Net (loss)/income per ADS — diluted	(4.05)	(10.44)	1.33	0.21